Schedule I - Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Schedule I - Summary of Investments [Abstract]
Summary of Investments, Other than Investments in Related Parties [Text Block]
Schedule I
Summary of Investments — Other Than Investments in Related Parties
PRIMERICA, INC.

	As of December 31, 2011
Type of Investment	Cost	Value	Amount at which shown in the balance sheet
	(In thousands)
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$10,050	$10,986	$10,986
States, municipalities and political subdivisions	28,264	30,935	30,935
Foreign governments	97,206	111,845	111,845
Public utilities	—	—	—
Convertibles and bonds with warrants attached	11,850	12,099	12,099
All other corporate bonds	1,672,318	1,801,846	1,801,846
Certificates of deposit	75	75	75
Redeemable preferred stocks	1,389	1,010	1,010
Total fixed maturities	1,821,152	1,968,796	1,968,796

Equity securities:
Common stocks:
Public utilities	2,462	3,618	3,618
Banks, trusts and insurance companies	5,492	7,698	7,698
Industrial, miscellaneous and all other	13,290	15,199	15,199
Nonredeemable preferred stocks	85	197	197
Total equity securities	21,329	26,712	26,712
Mortgage loans on real estate	—	—	—
Real estate	—	—	—
Policy loans	25,982	25,982	25,982
Other long-term investments	—	—	—
Short-term investments	14	14	14
Total investments	$1,868,477	$2,021,504	$2,021,504

See the accompanying report of independent registered public accounting firm.